Straight-line Method of Depreciation (Details)	6 Months Ended
Sep. 30, 2015 yr
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 1	5
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 2	3